Stock-Based Compensation, Summary of Plans (FY) (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Jul. 25, 2018	Jul. 24, 2018
2008 LTIP [Member]
Stock-based Compensation [Abstract]
Shares available for awards (in shares)				2,000,000
2018 LTIP [Member]
Stock-based Compensation [Abstract]
Shares available for awards (in shares)	663,842	834,177
Contractual term of option awards	10 years	10 years
Maximum number of shares that can be awarded (in shares)			1,293,109
Aggregate number of shares awarded to date under the plan (in shares)	629,267	458,932